SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	$ 13,638	$ 87,874
Operating Lease Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	11,477	37,461
Operating Lease Expenses One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	$ 2,161	55,834
Operating Lease Expenses Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses		$ 3,683